LEASE - Schedule of Supplemental Cash Flow Information (Details)	Dec. 31, 2025 Rate	Dec. 31, 2024 Rate
Leases [Abstract]
Weighted-average remaining lease term	16 years 11 months 23 days	17 years 11 months 4 days
Weighted-average discount rate	5.80%	5.80%